Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,060,760
Previously Paid Amount	0.00
Total Fee Amount	5,394.29
Total Offset Amount	0.00
Net Fee	5,394.29
Narrative - Max Aggregate Offering Price	$ 39,060,760
Final Prospectus	true